LEASES - Schedule of Operating Right-of-Use Assets and Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease right-of-use assets, net	$ 23,194	$ 25,486
Operating lease liabilities, current	4,330	4,034
Operating lease liabilities, non-current	25,264	28,475
Total operating lease liabilities	$ 29,594	$ 32,509
Weighted average remaining lease term (years)	7 years 11 months 4 days	8 years 10 months 24 days
Weighted average discount rate of operating leases	4.58%	4.59%